UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23239

AMERICAN BEACON INSTITUTIONAL FUNDS TRUST

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

American Beacon®

INSTITUTIONAL FUNDS TRUST

2021 SEMI-ANNUAL REPORT

April 30, 2021

DIVERSIFIED FUND

DIV 0421

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Institutional Funds Trust	April 30, 2021

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Throughout this reporting period, the 24-hour news cycle has continued to be dominated by headlines related to the COVID-19 pandemic, ongoing global vaccination efforts, U.S. stimulus and infrastructure spending, and the reopening of our nation’s businesses and schools. After months of seclusion and uncertainty, we can finally see the proverbial light at the end of a tunnel – and a path forward to potentially brighter days.

However, during challenging times such as we’ve all experienced over the past year, the fear of loss can be a powerful emotion. And it can cause many individuals to make short-term investment decisions that have the potential to sink their long-term financial objectives. We encourage you to remain focused on achieving your long-term investment goals by working with financial professionals to develop a personal savings plan, conduct annual plan reviews, and make thoughtful, purposeful plan adjustments to help manage your evolving financial needs and goals. By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your portfolio. By allocating your portfolio according to your risk-tolerance level, you may be better positioned to withstand crises. By staying the course, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for continuing your financial journey with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Institutional Funds Trust

American Beacon Diversified FundSM

Performance Overview

April 30, 2021 (Unaudited)

Stock selections within the United States contributed the most to the Fund’s outperformance, while selections in Australia and France served as slight drags on performance. Within the United States, Wells Fargo + Co. (up 112.0%), Marathon Oil Corp. (up 200.7%), Citigroup, Inc. (up 74.2%) and Hess Corp. (up 102.2%) were the primary drivers of outperformance during the period. In contrast, an investment in CSL Ltd. (up 3.2%) detracted from relative performance in Australia, while Air Liquide S.A. (up 14.9%) and Sanofi S.A. (up 15.6%) in France also hurt.

Total Returns for the Period ended April 30, 2021

	Ticker	6 Months*	1 Year	3 Years	Since Inception (03/24/2017)
AAL Class (2)	ZABDFX	24.84%	38.18%	10.41%	10.38%

S&P 500 Index (1)		28.85%	45.98%	18.67%	17.32%

*	Not Annualized.

1.

The S&P 500 Index is an unmanaged index of common stocks publicly traded in the U.S. One cannot directly invest in an index. The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

2.

Performance shown is historical and is not indicative of future returns. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future.

From a country allocation perspective, underweights to both China (up 1.2%) and Japan (up 17.1%) boosted the Fund’s outperformance. Conversely, an overweight to Switzerland (up 20.0%) detracted from performance relative to the Index.

Although economic and market conditions vary from period to period, the Fund’s primary strategy of investing in undervalued companies with above-average earnings growth expectations remains consistent.

Top Ten Holdings (% Net Assets)
U.S. Treasury Notes/Bonds, 0.069%, Due 1/31/2023, (3-mo. Treasury money market yield + 0.049%)		3.0
U.S. Treasury Notes/Bonds, 0.075%, Due 10/31/2022, (3-mo. Treasury money market yield + 0.055%)		2.6
U.S. Treasury Notes/Bonds, 0.240%, Due 7/31/2021, (3-mo. Treasury money market yield + 0.220%)		1.9
U.S. Treasury Notes/Bonds, 0.320%, Due 10/31/2021, (3-mo. Treasury money market yield + 0.300%)		1.8
U.S. Treasury Notes/Bonds, 2.375%, Due 8/15/2024		1.5
U.S. Treasury Notes/Bonds, 0.134%, Due 4/30/2022, (3-mo. Treasury money market yield + 0.114%)		1.3
U.S. Treasury Notes/Bonds, 0.075%, Due 7/31/2022, (3-mo. Treasury money market yield + 0.055%)		1.2
Wells Fargo & Co.		1.2
U.S. Treasury Notes/Bonds, 1.125%, Due 2/28/2025		1.1
Citigroup, Inc.		1.0

Total Fund Holdings	566

Sector Allocation (% Equities)
Financials		20.7
Industrials		14.9
Information Technology		14.2
Health Care		12.3
Consumer Discretionary		11.8
Communication Services		6.2
Energy		5.3
Consumer Staples		5.1
Materials		4.8
Utilities		2.4
Real Estate		2.3

American Beacon Diversified FundSM

Performance Overview

April 30, 2021 (Unaudited)

Sector Allocation (% Fixed Income)
U.S. Treasury Obligations	52.8
U.S. Agency Mortgage-Backed Obligations	15.0
Financial	8.7
Energy	4.5
Consumer, Cyclical	3.6
Industrial	2.9
Consumer, Non-Cyclical	2.8
Utilities	2.8
Communications	1.8
Technology	1.7
Asset-Backed Obligations	1.4
Collateralized Mortgage Obligations	0.8
Basic Materials	0.6
Commercial Mortgage-Backed Obligations	0.5
Foreign Sovereign Obligations	0.1

Country Allocation (% Investments)
United States	72.9
United Kingdom	3.0
Canada	2.9
France	2.5
Japan	2.5
China	2.2
Switzerland	2.2
Netherlands	1.1
Sweden	1.0
Germany	0.9
Denmark	0.8
India	0.8
Australia	0.7
Mexico	0.7
Brazil	0.6
Italy	0.6
Republic of Korea	0.6
Hong Kong	0.5
Taiwan	0.5
Argentina	0.4
Spain	0.4
Indonesia	0.3
Ireland	0.3
Norway	0.3
Panama	0.2
Singapore	0.2
South Africa	0.2
Finland	0.1
Luxembourg	0.1
Macao	0.1
Portugal	0.1
Russia	0.1
Saudi Arabia	0.1
Thailand	0.1

American Beacon Diversified FundSM

Expense Examples

April 30, 2021 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2020 through April 30, 2021.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Funds’ actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon Diversified FundSM

Expense Examples

April 30, 2021 (Unaudited)

American Beacon Diversified Fund

	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period 11/1/2020-4/30/2021*
AAL
Actual	$1,000.00	$1,248.40	$2.29
Hypothetical**	$1,000.00	$1,022.76	$2.06

*

Expenses are equal to the Fund’s annualized net expense ratios for the six-month period of 0.41% for the AAL Class, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 65.49%

Communication Services - 4.06%

Diversified Telecommunication Services - 0.24%
Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	29,087	$641,659
Telenor ASAA	43,379	774,113

		1,415,772

Entertainment - 0.21%
Nexon Co. Ltd.A	21,200	702,550
Nintendo Co. Ltd.A	900	515,627

		1,218,177

Interactive Media & Services - 1.62%
Alphabet, Inc., Class AB	770	1,812,195
Autohome, Inc., ADR	10,043	931,287
Tencent Holdings Ltd.A	60,300	4,822,376
Twitter, Inc.B	32,700	1,805,694

		9,371,552

Media - 1.79%
Altice USA, Inc., Class AB	49,153	1,784,745
Cogeco Communications, Inc.	6,321	600,396
Comcast Corp., Class A	56,139	3,152,205
Discovery, Inc., Class CB	43,900	1,418,409
Interpublic Group of Cos., Inc.	13,300	422,275
News Corp., Class A	52,700	1,380,476
Omnicom Group, Inc.	5,100	419,526
ProSiebenSat.1 Media SEA B	53,684	1,162,603

		10,340,635

Wireless Telecommunication Services - 0.20%
Vodafone Group PLC, Sponsored ADR	61,400	1,163,530

Total Communication Services		23,509,666

Consumer Discretionary - 7.45%

Auto Components - 0.83%
Adient PLCB	6,800	315,112
Cie Generale des Etablissements Michelin SCA, ADR	63,200	1,829,008
Continental AGA B	4,221	571,733
Goodyear Tire & Rubber Co.B	21,600	371,736
Magna International, Inc.	17,900	1,690,118

		4,777,707

Automobiles - 0.82%
Ferrari N.V.A	9,346	2,003,411
General Motors Co.	37,500	2,145,750
Harley-Davidson, Inc.	12,600	609,462

		4,758,623

Hotels, Restaurants & Leisure - 1.22%
Aramark	53,851	2,093,188
Booking Holdings, Inc.B	280	690,502
Evolution Gaming Group ABA C	9,642	1,905,105
Las Vegas Sands Corp.	26,491	1,622,839
Sands China Ltd.A B	156,800	743,278

		7,054,912

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 65.49% (continued)

Consumer Discretionary - 7.45% (continued)

Household Durables - 1.03%
Lennar Corp., Class A	35,850	$3,714,060
Lennar Corp., Class B	666	53,659
Sony Group Corp., Sponsored ADR	21,900	2,193,504

		5,961,223

Internet & Direct Marketing Retail - 0.39%
MercadoLibre, Inc.B	1,438	2,259,069

Leisure Products - 0.14%
Yamaha Corp.A	15,000	817,098

Multiline Retail - 0.84%
Dollar General Corp.	7,749	1,664,098
Fix Price Group Ltd., GDRB	68,264	638,610
Lojas Renner S.A.	108,700	808,439
Magazine Luiza S.A.	307,900	1,135,342
Ryohin Keikaku Co. Ltd.A	29,100	612,779

		4,859,268

Specialty Retail - 0.78%
Advance Auto Parts, Inc.	10,790	2,159,726
Lowe’s Cos., Inc.	8,666	1,700,703
Mr Price Group Ltd.A	52,201	654,563

		4,514,992

Textiles, Apparel & Luxury Goods - 1.40%
Lululemon Athletica, Inc.B	5,625	1,885,894
LVMH Moet Hennessy Louis Vuitton SEA	4,187	3,151,349
Ralph Lauren Corp.	11,322	1,509,109
Shenzhou International Group Holdings Ltd.A	70,700	1,546,881

		8,093,233

Total Consumer Discretionary		43,096,125

Consumer Staples - 3.38%

Beverages - 1.56%
Arca Continental S.A.B. de C.V.	153,700	826,962
Carlsberg A/S, Class BA	6,551	1,147,546
Coca-Cola Co.	33,000	1,781,340
Coca-Cola European Partners PLC	68,692	3,903,079
Pernod Ricard S.A.A	6,767	1,388,518

		9,047,445

Food & Staples Retailing - 0.31%
Tesco PLCA	277,932	848,010
Walgreens Boots Alliance, Inc.	17,200	913,320

		1,761,330

Food Products - 0.68%
Mondelez International, Inc., Class A	12,600	766,206
Nestle S.A.A	15,033	1,792,198
Tyson Foods, Inc., Class A	18,000	1,394,100

		3,952,504

Household Products - 0.31%
Procter & Gamble Co.	13,300	1,774,486

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 65.49% (continued)

Consumer Staples - 3.38% (continued)

Personal Products - 0.52%
LG Household & Health Care Ltd.A	437	$603,702
Unilever PLCA	16,125	945,481
Unilever PLC, Sponsored ADR	25,100	1,473,872

		3,023,055

Total Consumer Staples		19,558,820

Energy - 3.51%

Energy Equipment & Services - 0.44%
Baker Hughes Co.	19,500	391,560
Halliburton Co.	37,600	735,456
NOV, Inc.	60,900	910,455
Schlumberger N.V.	17,500	473,375

		2,510,846

Oil, Gas & Consumable Fuels - 3.07%
APA Corp.	71,500	1,430,000
Cabot Oil & Gas Corp.	78,300	1,305,261
Chevron Corp.	12,419	1,280,026
Equinor ASAA	33,335	674,262
Galp Energia SGPS S.A.A	51,518	593,488
Hess Corp.	38,327	2,855,745
Marathon Oil Corp.	159,200	1,792,592
Marathon Petroleum Corp.	10,205	567,908
Murphy Oil Corp.D	9,800	165,914
Phillips 66	44,608	3,609,233
Reliance Industries Ltd., GDRA C	21,137	1,143,280
Royal Dutch Shell PLC, Class A, Sponsored ADR	30,200	1,147,600
Suncor Energy, Inc.	56,010	1,197,985

		17,763,294

Total Energy		20,274,140

Financials - 13.59%

Banks - 6.87%
Banco Bradesco S.A., ADR	213,524	928,831
Bank Mandiri Persero Tbk PTA	1,783,200	761,369
Bank of America Corp.	40,500	1,641,465
Barclays PLCA	202,039	489,464
BNP Paribas S.A.A B	11,337	727,945
CIT Group, Inc.	11,000	586,190
Citigroup, Inc.	84,116	5,992,424
Citizens Financial Group, Inc.	16,900	782,132
Commerce Bancshares, Inc.	15,300	1,190,493
Cullen/Frost Bankers, Inc.	12,726	1,527,884
DBS Group Holdings Ltd.A	37,840	851,005
East West Bancorp, Inc.	19,100	1,454,465
Grupo Financiero Banorte S.A.B. de C.V.	163,600	928,927
HDFC Bank Ltd., ADRB	27,423	1,927,288
ICICI Bank Ltd., Sponsored ADRB D	78,602	1,281,213
JPMorgan Chase & Co.	28,590	4,397,428
Kasikornbank PCLA	74,400	317,516
KB Financial Group, Inc.A	10,075	495,027
Mitsubishi UFJ Financial Group, Inc., Sponsored ADRD	150,600	808,722
Nordea Bank AbpA	78,472	815,181
PNC Financial Services Group, Inc.	10,600	1,981,670

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 65.49% (continued)

Financials - 13.59% (continued)

Banks - 6.87% (continued)
Sumitomo Mitsui Financial Group, Inc.A	25,400	$884,321
US Bancorp	39,506	2,344,681
Wells Fargo & Co.	147,271	6,634,559

		39,750,200

Capital Markets - 1.77%
3i Group PLCA	34,796	615,880
Ameriprise Financial, Inc.	7,700	1,989,680
Bank of New York Mellon Corp.	25,700	1,281,916
Goldman Sachs Group, Inc.	12,408	4,323,567
Northern Trust Corp.	10,369	1,179,992
State Street Corp.	10,000	839,500

		10,230,535

Consumer Finance - 1.15%
American Express Co.	10,015	1,535,800
Capital One Financial Corp.	17,300	2,579,084
Discover Financial Services	3,800	433,200
Navient Corp.	53,256	896,299
SLM Corp.	59,458	1,168,944

		6,613,327

Diversified Financial Services - 0.36%
Berkshire Hathaway, Inc., Class BB	4,500	1,237,275
Equitable Holdings, Inc.	24,600	842,058

		2,079,333

Insurance - 3.44%
AIA Group Ltd.A	202,805	2,578,132
American International Group, Inc.	117,438	5,689,871
Aon PLC, Class A	12,334	3,101,261
Chubb Ltd.	15,214	2,610,570
Cincinnati Financial Corp.	16,100	1,814,148
Hartford Financial Services Group, Inc.	14,400	949,824
Prudential PLCA	32,432	686,983
Travelers Cos., Inc.	8,000	1,237,280
Willis Towers Watson PLC	4,823	1,248,482

		19,916,551

Total Financials		78,589,946

Health Care - 8.11%

Biotechnology - 0.82%
Amgen, Inc.	8,300	1,989,012
Biogen, Inc.B	1,100	294,063
CSL Ltd.A	11,675	2,433,930

		4,717,005

Health Care Equipment & Supplies - 2.79%
Alcon, Inc.A B	26,029	1,953,893
Alcon, Inc.B D	24,300	1,832,949
Boston Scientific Corp.B	10,100	440,360
Danaher Corp.	12,900	3,275,826
Medtronic PLC	33,441	4,378,096
ResMed, Inc.	10,702	2,011,655
STERIS PLC	7,886	1,664,104

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 65.49% (continued)

Health Care - 8.11% (continued)

Health Care Equipment & Supplies - 2.79% (continued)
Zimmer Biomet Holdings, Inc.	3,200	$566,912

		16,123,795

Health Care Providers & Services - 2.07%
Anthem, Inc.	13,754	5,218,130
Centene Corp.B	12,700	784,098
CVS Health Corp.	25,326	1,934,906
HCA Healthcare, Inc.	2,100	422,226
Humana, Inc.	1,500	667,860
UnitedHealth Group, Inc.	7,422	2,959,894

		11,987,114

Life Sciences Tools & Services - 1.10%
ICON PLCB D	4,668	1,012,723
Lonza Group AGA	2,801	1,782,367
Mettler-Toledo International, Inc.B	1,423	1,868,854
Wuxi Biologics Cayman, Inc.A B C	121,761	1,707,917

		6,371,861

Pharmaceuticals - 1.33%
Bristol-Myers Squibb Co.	8,100	505,602
Elanco Animal Health, Inc.B	42,600	1,350,846
GlaxoSmithKline PLC, Sponsored ADRD	29,000	1,082,860
Merck KGaAA	5,473	963,413
Novartis AG, Sponsored ADR	16,000	1,363,840
SanofiA D	16,400	1,719,713
Sanofi, ADRD	14,000	733,180

		7,719,454

Total Health Care		46,919,229

Industrials - 9.77%

Aerospace & Defense - 1.25%
CAE, Inc.	35,565	1,113,983
General Dynamics Corp.	17,696	3,366,310
Raytheon Technologies Corp.	33,108	2,755,910

		7,236,203

Air Freight & Logistics - 0.72%
DSV Panalpina A/SA	12,188	2,713,518
FedEx Corp.	4,900	1,422,519

		4,136,037

Airlines - 0.15%
Ryanair Holdings PLC, Sponsored ADRB	7,627	891,215

Building Products - 0.69%
Allegion PLC	14,200	1,908,196
Johnson Controls International PLC	33,200	2,069,688

		3,977,884

Construction & Engineering - 0.67%
AECOMB	35,227	2,340,130
Fluor Corp.B	10,900	250,482
Quanta Services, Inc.	13,490	1,303,673

		3,894,285

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 65.49% (continued)

Industrials - 9.77% (continued)

Electrical Equipment - 0.74%
ABB Ltd.A	45,975	$1,492,472
Emerson Electric Co.	8,392	759,392
Ming Yang Smart Energy Group Ltd., Class AA	110,900	303,180
Siemens Gamesa Renewable Energy S.A.A B	22,872	827,334
Vestas Wind Systems A/SA	21,080	875,155

		4,257,533

Industrial Conglomerates - 0.78%
General Electric Co.	260,200	3,413,824
Hitachi Ltd.A	22,000	1,083,860

		4,497,684

Machinery - 2.89%
Alstom S.A.A B	16,653	909,466
Atlas Copco AB, Class AA	30,988	1,878,474
CNH Industrial N.V.	103,200	1,531,488
Cummins, Inc.	4,600	1,159,384
Deere & Co.	4,639	1,720,373
Makita Corp.A	25,300	1,138,129
PACCAR, Inc.	4,500	404,460
Parker-Hannifin Corp.	7,200	2,259,432
Sandvik ABA	42,660	1,053,781
Stanley Black & Decker, Inc.	11,318	2,340,223
Westinghouse Air Brake Technologies Corp.	4,010	329,101
Xylem, Inc.	18,000	1,991,700

		16,716,011

Professional Services - 0.80%
Experian PLCA	57,027	2,200,957
RELX PLCA	56,851	1,475,341
Wolters Kluwer N.V.A	10,749	972,984

		4,649,282

Road & Rail - 0.89%
Canadian National Railway Co.	6,862	738,761
Canadian Pacific Railway Ltd.	7,508	2,801,460
JB Hunt Transport Services, Inc.	9,465	1,615,770

		5,155,991

Trading Companies & Distributors - 0.19%
Ferguson PLCA	8,939	1,127,142

Total Industrials		56,539,267

Information Technology - 9.37%

Communications Equipment - 0.37%
F5 Networks, Inc.B	6,700	1,251,292
Telefonaktiebolaget LM Ericsson, Sponsored ADR	65,300	900,487

		2,151,779

Electronic Equipment, Instruments & Components - 0.72%
Corning, Inc.	28,600	1,264,406
Keyence Corp.A	3,900	1,875,682
TE Connectivity Ltd.	7,500	1,008,525

		4,148,613

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 65.49% (continued)

Information Technology - 9.37% (continued)

IT Services - 2.32%
Accenture PLC, Class A	7,150	$2,073,286
Adyen N.V.A B C	668	1,640,287
Amadeus IT Group S.A.A B	23,565	1,604,685
Capgemini SEA	3,997	732,107
Cognizant Technology Solutions Corp., Class A	20,975	1,686,390
EPAM Systems, Inc.B	2,131	975,465
Fujitsu Ltd.A	5,000	792,121
PayPal Holdings, Inc.B	7,000	1,836,030
Shopify, Inc., Class AB	1,790	2,116,693

		13,457,064

Semiconductors & Semiconductor Equipment - 2.94%
ASML Holding N.V.	3,835	2,485,463
Broadcom, Inc.	4,740	2,162,388
Infineon Technologies AGA	12,671	511,697
Lasertec Corp.A	9,700	1,700,337
Microchip Technology, Inc.	15,500	2,329,495
QUALCOMM, Inc.	24,301	3,372,979
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	25,396	2,964,729
Texas Instruments, Inc.	8,121	1,465,922

		16,993,010

Software - 2.41%
Adobe, Inc.B	6,000	3,050,040
ANSYS, Inc.B	7,800	2,852,148
Microsoft Corp.	21,000	5,295,780
Oracle Corp.	35,952	2,724,802

		13,922,770

Technology Hardware, Storage & Peripherals - 0.61%
Hewlett Packard Enterprise Co.	61,400	983,628
Samsung Electronics Co. Ltd., GDRA	1,407	2,560,133

		3,543,761

Total Information Technology		54,216,997

Materials - 3.14%

Chemicals - 2.20%
Air Liquide S.A.A	8,923	1,502,904
Corteva, Inc.	94,530	4,609,283
International Flavors & Fragrances, Inc.	18,396	2,615,359
RPM International, Inc.	19,800	1,877,832
Sika AGA	7,004	2,088,089

		12,693,467

Construction Materials - 0.35%
Martin Marietta Materials, Inc.	5,800	2,048,096

Containers & Packaging - 0.12%
International Paper Co.	11,900	690,200

Metals & Mining - 0.47%
Anglo American PLCA	16,206	688,158
ArcelorMittal S.A.A B	27,172	792,532
BHP Group PLCA	41,786	1,262,426

		2,743,116

Total Materials		18,174,879

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 65.49% (continued)

Real Estate - 1.50%

Equity Real Estate Investment Trusts (REITs) - 1.07%
Crown Castle International Corp.	12,000	$2,268,720
Equity LifeStyle Properties, Inc.	13,000	902,200
MGM Growth Properties LLC, Class A	58,075	2,091,862
Sun Communities, Inc.	5,500	917,565

		6,180,347

Real Estate Management & Development - 0.43%
Daiwa House Industry Co., Ltd.A	39,236	1,161,966
ESR Cayman Ltd.A B C	391,400	1,334,171

		2,496,137

Total Real Estate		8,676,484

Utilities - 1.61%

Electric Utilities - 0.94%
Edison International	21,836	1,298,150
Enel SpAA	129,274	1,287,644
Exelon Corp.	16,914	760,115
PPL Corp.	57,100	1,663,323
Southern Co.	6,600	436,722

		5,445,954

Gas Utilities - 0.20%
ENN Energy Holdings Ltd.A	68,900	1,173,034

Independent Power & Renewable Electricity Producers - 0.17%
China Longyuan Power Group Corp. Ltd., Class HA	653,000	957,576

Multi-Utilities - 0.19%
Engie S.A.A B	75,857	1,127,815

Water Utilities - 0.11%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	78,583	617,662

Total Utilities		9,322,041

Total Common Stocks (Cost $270,302,665)		378,877,594

PREFERRED STOCKS - 0.29% (Cost $1,120,028)

Consumer Discretionary - 0.29%

Automobiles - 0.29%
Volkswagen AGA E	6,475	1,690,860

	Principal Amount

CORPORATE OBLIGATIONS - 7.63%

Basic Materials - 0.15%

Chemicals - 0.08%
Dow Chemical Co., 3.500%, Due 10/1/2024	$141,000	152,223
EI du Pont de Nemours and Co., 1.700%, Due 7/15/2025	150,000	154,135
LYB International Finance LLC, 2.250%, Due 10/1/2030	145,000	141,429

		447,787

Forest Products & Paper - 0.02%
International Paper Co., 6.000%, Due 11/15/2041	100,000	136,548

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 7.63% (continued)

Basic Materials - 0.15% (continued)

Iron/Steel - 0.05%
Nucor Corp., 4.000%, Due 8/1/2023	$90,000	$96,171
Steel Dynamics, Inc., 3.250%, Due 1/15/2031	170,000	180,570

		276,741

Total Basic Materials		861,076

Communications - 0.54%

Internet - 0.05%
Amazon.com, Inc., 3.875%, Due 8/22/2037	280,000	322,621

Media - 0.18%
Charter Communications Operating LLC / Charter Communications Operating Capital,
2.800%, Due 4/1/2031	155,000	153,495
3.700%, Due 4/1/2051	150,000	140,940
Comcast Corp.,
3.150%, Due 3/1/2026	116,000	126,553
3.400%, Due 4/1/2030	165,000	179,627
1.950%, Due 1/15/2031	155,000	149,757
4.600%, Due 10/15/2038	150,000	182,264
Walt Disney Co., 6.400%, Due 12/15/2035	77,000	110,028

		1,042,664

Telecommunications - 0.31%
AT&T, Inc.,
0.900%, Due 3/25/2024	315,000	315,717
2.250%, Due 2/1/2032	150,000	142,114
5.350%, Due 9/1/2040	160,000	196,954
T-Mobile USA, Inc.,
3.750%, Due 4/15/2027C	210,000	231,319
3.875%, Due 4/15/2030C	235,000	255,985
Verizon Communications, Inc.,
2.625%, Due 8/15/2026	220,000	233,621
3.150%, Due 3/22/2030	150,000	158,584
4.500%, Due 8/10/2033	90,000	106,019
3.550%, Due 3/22/2051	140,000	141,956

		1,782,269

Total Communications		3,147,554

Consumer, Cyclical - 1.18%

Airlines - 0.18%
American Airlines Pass Through Trust, 3.150%, Due 8/15/2033, Series AA	118,232	118,094
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, Due 10/20/2028C	840,000	922,075

		1,040,169

Auto Manufacturers - 0.32%
American Honda Finance Corp., 2.000%, Due 3/24/2028	160,000	161,489
Cummins, Inc., 0.750%, Due 9/1/2025	150,000	148,446
General Motors Financial Co., Inc.,
1.700%, Due 8/18/2023	175,000	178,600
1.216%, Due 11/17/2023, (SOFR + 1.200%)F	1,255,000	1,273,436
1.250%, Due 1/8/2026	115,000	113,522

		1,875,493

Auto Parts & Equipment - 0.03%
Aptiv Corp., 4.150%, Due 3/15/2024	155,000	168,885

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 7.63% (continued)

Consumer, Cyclical - 1.18% (continued)

Home Furnishings - 0.03%
Whirlpool Corp., 4.600%, Due 5/15/2050	$120,000	$142,163

Lodging - 0.33%
Marriott International, Inc.,
3.500%, Due 10/15/2032, Series GG	1,675,000	1,741,326
2.850%, Due 4/15/2031, Series HH	145,000	144,050

		1,885,376

Retail - 0.29%
Dollar General Corp., 4.125%, Due 5/1/2028	95,000	107,389
Dollar Tree, Inc., 3.700%, Due 5/15/2023	150,000	159,185
Home Depot, Inc., 3.300%, Due 4/15/2040	100,000	106,102
Lowe’s Cos., Inc., 2.500%, Due 4/15/2026	210,000	222,553
McDonald’s Corp., 3.700%, Due 1/30/2026	202,000	224,578
O’Reilly Automotive, Inc., 4.350%, Due 6/1/2028	200,000	228,036
Starbucks Corp., 2.550%, Due 11/15/2030	145,000	146,546
Tractor Supply Co., 1.750%, Due 11/1/2030	155,000	144,846
Walgreens Boots Alliance, Inc., 4.100%, Due 4/15/2050	339,000	356,626

		1,695,861

Total Consumer, Cyclical		6,807,947

Consumer, Non-Cyclical - 0.71%

Agriculture - 0.02%
Cargill, Inc., 1.375%, Due 7/23/2023C	100,000	102,109

Beverages - 0.04%
Keurig Dr Pepper, Inc., 0.750%, Due 3/15/2024	220,000	220,068

Biotechnology - 0.03%
Amgen, Inc., 4.400%, Due 5/1/2045	155,000	180,153

Commercial Services - 0.06%
2.550%, Due 8/18/2060	150,000	123,857
Quanta Services, Inc., 2.900%, Due 10/1/2030	230,000	236,092

		359,949

Food - 0.02%
Mondelez International, Inc., 1.500%, Due 2/4/2031	145,000	134,223

Health Care - Products - 0.08%
Abbott Laboratories, 1.150%, Due 1/30/2028	215,000	207,581
Zimmer Biomet Holdings, Inc., 3.550%, Due 4/1/2025	225,000	245,193

		452,774

Health Care - Services - 0.17%
Baylor Scott & White Holdings, 2.839%, Due 11/15/2050, Series 2021	145,000	138,833
Children’s Health System of Texas, 2.511%, Due 8/15/2050	150,000	134,392
Community Health Network, Inc., 3.099%, Due 5/1/2050, Series 20-A	200,000	191,126
HCA, Inc., 4.125%, Due 6/15/2029	130,000	144,421
Health Care Service Corp., 3.200%, Due 6/1/2050C	90,000	88,004
Kaiser Foundation Hospitals, 4.150%, Due 5/1/2047	65,000	77,990
Sutter Health, 2.294%, Due 8/15/2030, Series 20A	230,000	227,958

		1,002,724

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 7.63% (continued)

Consumer, Non-Cyclical - 0.71% (continued)

Pharmaceuticals - 0.29%
AbbVie, Inc.,
4.450%, Due 5/14/2046	$110,000	$127,351
4.250%, Due 11/21/2049	215,000	244,262
Bristol-Myers Squibb Co.,
3.400%, Due 7/26/2029	205,000	225,989
2.350%, Due 11/13/2040	145,000	134,128
Cigna Corp., 4.125%, Due 11/15/2025	115,000	129,227
CVS Health Corp.,
4.300%, Due 3/25/2028	230,000	261,461
5.050%, Due 3/25/2048	95,000	116,682
Shire Acquisitions Investments Ireland DAC, 2.875%, Due 9/23/2023	160,000	167,974
Viatris, Inc., 3.850%, Due 6/22/2040C	100,000	101,988
Zoetis, Inc., 3.000%, Due 9/12/2027	150,000	161,532

		1,670,594

Total Consumer, Non-Cyclical		4,122,594

Energy - 1.14%

Oil & Gas - 0.82%
Apache Corp., 4.250%, Due 1/15/2044	1,165,000	1,083,450
BP Capital Markets America, Inc., 3.017%, Due 1/16/2027	85,000	91,144
Chevron USA, Inc., 2.343%, Due 8/12/2050	150,000	127,066
ConocoPhillips, 4.300%, Due 8/15/2028C	145,000	165,538
Diamondback Energy, Inc.,
2.875%, Due 12/1/2024	175,000	185,484
3.125%, Due 3/24/2031	100,000	100,942
EOG Resources, Inc., 4.375%, Due 4/15/2030	85,000	98,098
Exxon Mobil Corp., 3.452%, Due 4/15/2051	385,000	392,573
Marathon Oil Corp., 6.600%, Due 10/1/2037	1,585,000	2,006,054
Marathon Petroleum Corp.,
4.500%, Due 5/1/2023	165,000	176,753
5.125%, Due 12/15/2026	90,000	106,054
Pioneer Natural Resources Co., 1.900%, Due 8/15/2030	105,000	98,099
Valero Energy Corp., 2.700%, Due 4/15/2023	85,000	88,367

		4,719,622

Pipelines - 0.32%
Columbia Pipeline Group, Inc., 4.500%, Due 6/1/2025	119,000	133,986
Energy Transfer LP,
4.250%, Due 4/1/2024	52,000	56,294
3.750%, Due 5/15/2030	55,000	57,204
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039	100,000	134,124
Gray Oak Pipeline LLC, 2.000%, Due 9/15/2023C	160,000	163,117
MPLX LP,
1.750%, Due 3/1/2026	220,000	221,243
4.125%, Due 3/1/2027	120,000	133,527
5.200%, Due 3/1/2047	49,000	57,276
ONEOK, Inc., 4.550%, Due 7/15/2028	175,000	195,155
Phillips 66 Partners LP,
3.550%, Due 10/1/2026	52,000	56,264
3.750%, Due 3/1/2028	125,000	134,562
Sabine Pass Liquefaction LLC,
5.625%, Due 4/15/2023	150,000	162,262
5.625%, Due 3/1/2025	90,000	103,239
4.200%, Due 3/15/2028	75,000	83,035
Williams Cos., Inc., 5.400%, Due 3/4/2044	145,000	171,159

		1,862,447

Total Energy		6,582,069

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 7.63% (continued)

Financial - 1.65%

Banks - 0.88%
Bank of America Corp.,
1.197%, Due 10/24/2026, (SOFR + 1.010%)F	$400,000	$397,109
5.000%, Due 1/21/2044	330,000	419,179
Citigroup, Inc., 4.412%, Due 3/31/2031, (SOFR + 3.914%)F	585,000	669,282
Goldman Sachs Group, Inc.,
2.908%, Due 6/5/2023, (3-mo. USD LIBOR + 1.053%)F	230,000	236,018
3.500%, Due 1/23/2025	140,000	151,908
3.272%, Due 9/29/2025, (3-mo. USD LIBOR + 1.201%)F	75,000	80,538
2.615%, Due 4/22/2032, (SOFR + 1.281%)F	150,000	150,607
JPMorgan Chase & Co.,
2.301%, Due 10/15/2025, (SOFR + 1.160%)F	410,000	427,580
3.782%, Due 2/1/2028, (3-mo. USD LIBOR + 1.337%)F	225,000	249,666
3.882%, Due 7/24/2038, (3-mo. USD LIBOR + 1.360%)F	195,000	216,106
Morgan Stanley,
0.864%, Due 10/21/2025, Series I, (SOFR + 0.745%)F	85,000	84,872
3.591%, Due 7/22/2028, (3-mo. USD LIBOR + 1.340%)F	250,000	275,013
1.794%, Due 2/13/2032, (SOFR + 1.034%)F	285,000	267,061
PNC Financial Services Group, Inc., 3.500%, Due 1/23/2024	225,000	242,404
State Street Corp.,
2.354%, Due 11/1/2025, (SOFR + 0.940%)F	220,000	231,440
2.200%, Due 3/3/2031	140,000	137,400
Truist Financial Corp., 1.267%, Due 3/2/2027, (SOFR + 0.609%)F	135,000	134,323
US Bancorp, 1.375%, Due 7/22/2030	190,000	178,043
Wells Fargo & Co.,
2.572%, Due 2/11/2031, (3-mo. USD LIBOR + 1.262%)F	355,000	358,570
4.750%, Due 12/7/2046	145,000	172,787

		5,079,906

Diversified Financial Services - 0.30%
American Express Co.,
0.795%, Due 11/5/2021, (3-mo. USD LIBOR + 0.600%)F	865,000	866,915
4.200%, Due 11/6/2025	230,000	260,881
CBOE Global Markets, Inc., 3.650%, Due 1/12/2027	145,000	160,450
Charles Schwab Corp.,
0.750%, Due 3/18/2024	125,000	125,802
3.250%, Due 5/22/2029	150,000	163,431
Visa, Inc., 3.150%, Due 12/14/2025	160,000	174,935

		1,752,414

Insurance - 0.09%
Chubb INA Holdings, Inc., 3.350%, Due 5/3/2026	135,000	148,176
CNA Financial Corp., 2.050%, Due 8/15/2030	115,000	110,080
Liberty Mutual Group, Inc., 4.569%, Due 2/1/2029C	95,000	110,145
Trinity Acquisition PLC, 4.400%, Due 3/15/2026	138,000	155,899

		524,300

Investment Companies - 0.11%
Golub Capital BDC, Inc., 2.500%, Due 8/24/2026	650,000	645,177

REITS - 0.27%
Alexandria Real Estate Equities, Inc., 1.875%, Due 2/1/2033	150,000	138,269
American Tower Corp., 2.950%, Due 1/15/2051	140,000	128,109
Camden Property Trust, 3.150%, Due 7/1/2029	140,000	149,083
Crown Castle International Corp.,
3.800%, Due 2/15/2028	160,000	175,637
2.900%, Due 4/1/2041	135,000	125,590
Digital Realty Trust LP, 3.700%, Due 8/15/2027	160,000	177,121
ERP Operating LP, 3.000%, Due 4/15/2023	88,000	91,964
Healthpeak Properties, Inc., 3.250%, Due 7/15/2026	115,000	124,974

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 7.63% (continued)

Financial - 1.65% (continued)

REITS - 0.27% (continued)
National Retail Properties, Inc., 3.500%, Due 4/15/2051	$115,000	$114,668
Omega Healthcare Investors, Inc., 3.250%, Due 4/15/2033	200,000	194,902
Prologis LP, 1.250%, Due 10/15/2030	115,000	105,874

		1,526,191

Total Financial		9,527,988

Industrial - 0.95%

Aerospace/Defense - 0.46%
Boeing Co.,
2.750%, Due 2/1/2026	175,000	181,377
5.705%, Due 5/1/2040	235,000	291,173
5.805%, Due 5/1/2050	565,000	724,561
3.950%, Due 8/1/2059	330,000	319,589
5.930%, Due 5/1/2060	325,000	423,583
General Dynamics Corp., 3.500%, Due 5/15/2025	275,000	302,745
Northrop Grumman Corp., 3.850%, Due 4/15/2045	210,000	232,185
Raytheon Technologies Corp., 6.125%, Due 7/15/2038	145,000	200,912

		2,676,125

Building Materials - 0.07%
Carrier Global Corp., 2.242%, Due 2/15/2025	160,000	166,832
Vulcan Materials Co., 3.500%, Due 6/1/2030	195,000	212,108

		378,940

Electrical Components & Equipment - 0.02%
Emerson Electric Co., 1.800%, Due 10/15/2027	120,000	121,881

Electronics - 0.03%
Agilent Technologies, Inc., 2.100%, Due 6/4/2030	170,000	165,499

Environmental Control - 0.03%
Republic Services, Inc., 2.500%, Due 8/15/2024	155,000	163,615

Metal Fabricate/Hardware - 0.15%
Precision Castparts Corp., 3.250%, Due 6/15/2025	155,000	168,118
Valmont Industries, Inc., 5.000%, Due 10/1/2044	615,000	703,815

		871,933

Miscellaneous Manufacturing - 0.05%
General Electric Co.,
3.450%, Due 5/15/2024	115,000	124,008
3.450%, Due 5/1/2027	175,000	191,118

		315,126

Transportation - 0.14%
Burlington Northern Santa Fe LLC, 3.250%, Due 6/15/2027	140,000	153,003
FedEx Corp., 3.250%, Due 5/15/2041	155,000	153,743
Norfolk Southern Corp., 2.900%, Due 6/15/2026	150,000	161,897
Union Pacific Corp., 4.100%, Due 9/15/2067	170,000	186,969
United Parcel Service, Inc., 3.400%, Due 3/15/2029	150,000	165,158

		820,770

Total Industrial		5,513,889

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 7.63% (continued)

Technology - 0.54%

Computers - 0.37%
Dell International LLC / EMC Corp., 5.300%, Due 10/1/2029C	$1,825,000	$2,159,700

Semiconductors - 0.09%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, Due 1/15/2025	145,000	154,633
Lam Research Corp.,
3.750%, Due 3/15/2026	80,000	89,215
1.900%, Due 6/15/2030	150,000	146,819
QUALCOMM, Inc., 1.650%, Due 5/20/2032	130,000	121,279

		511,946

Software - 0.08%
Fiserv, Inc., 3.200%, Due 7/1/2026	160,000	173,488
Oracle Corp., 4.300%, Due 7/8/2034	238,000	269,526

		443,014

Total Technology		3,114,660

Utilities - 0.77%

Electric - 0.63%
AES Corp., 3.950%, Due 7/15/2030C	810,000	871,398
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	60,000	69,915
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	73,000	99,939
Consolidated Edison Co. of New York, Inc., 4.625%, Due 12/1/2054	65,000	77,902
Consumers Energy Co., 2.500%, Due 5/1/2060	155,000	131,993
Dominion Energy, Inc., 3.375%, Due 4/1/2030, Series C	150,000	161,478
DTE Energy Co., 1.050%, Due 6/1/2025, Series F	295,000	293,792
Duke Energy Corp., 3.750%, Due 4/15/2024	155,000	167,667
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	215,000	246,966
Entergy Arkansas LLC, 3.350%, Due 6/15/2052	155,000	159,501
Entergy Corp., 2.800%, Due 6/15/2030	95,000	96,706
Entergy Louisiana LLC, 4.000%, Due 3/15/2033	117,000	134,655
Exelon Corp., 4.050%, Due 4/15/2030	150,000	168,464
Florida Power & Light Co., 3.950%, Due 3/1/2048	100,000	115,964
Kentucky Utilities Co., 3.300%, Due 6/1/2050	155,000	156,896
National Rural Utilities Cooperative Finance Corp.,
2.950%, Due 2/7/2024	105,000	111,378
4.300%, Due 3/15/2049	100,000	118,773
Northern States Power Co., 2.600%, Due 6/1/2051	155,000	142,427
Ohio Power Co., 2.600%, Due 4/1/2030, Series P	160,000	164,644
WEC Energy Group, Inc., 3.550%, Due 6/15/2025	139,000	151,634

		3,642,092

Gas - 0.14%
National Fuel Gas Co., 3.950%, Due 9/15/2027	225,000	242,261
NiSource, Inc.,
3.490%, Due 5/15/2027	100,000	109,080
3.950%, Due 3/30/2048	175,000	190,099
Southern California Gas Co., 2.550%, Due 2/1/2030	115,000	117,548
Southwest Gas Corp., 2.200%, Due 6/15/2030	155,000	152,605

		811,593

Total Utilities		4,453,685

Total Corporate Obligations (Cost $41,859,036)		44,131,462

FOREIGN CORPORATE OBLIGATIONS - 1.91%

Basic Materials - 0.04%

Chemicals - 0.03%
Nutrien Ltd., 4.000%, Due 12/15/2026	146,000	164,249

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 1.91% (continued)

Basic Materials - 0.04% (continued)

Mining - 0.01%
Teck Resources Ltd., 6.000%, Due 8/15/2040	$65,000	$79,537

Total Basic Materials		243,786

Communications - 0.04%

Telecommunications - 0.04%
Bell Canada, Inc., 4.464%, Due 4/1/2048	85,000	99,785
Rogers Communications, Inc., 3.625%, Due 12/15/2025	140,000	154,009

		253,794

Total Communications		253,794

Consumer, Non-Cyclical - 0.19%

Agriculture - 0.07%
BAT Capital Corp., 2.259%, Due 3/25/2028	245,000	240,116
Reynolds American, Inc., 5.700%, Due 8/15/2035	155,000	181,169

		421,285

Beverages - 0.10%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, Due 2/1/2046	85,000	101,439
Anheuser-Busch InBev Worldwide, Inc., 5.550%, Due 1/23/2049	105,000	135,604
Coca-Cola Femsa S.A.B. de C.V.,
2.750%, Due 1/22/2030	200,000	204,388
1.850%, Due 9/1/2032	150,000	139,297

		580,728

Commercial Services - 0.02%
RELX Capital, Inc., 3.500%, Due 3/16/2023	90,000	94,659

Total Consumer, Non-Cyclical		1,096,672

Energy - 0.34%

Oil & Gas - 0.34%
Petroleos Mexicanos,
6.750%, Due 9/21/2047	240,000	212,160
7.690%, Due 1/23/2050	1,340,000	1,289,884
Saudi Arabian Oil Co., 3.250%, Due 11/24/2050C	320,000	293,460
Total Capital International S.A., 3.127%, Due 5/29/2050	155,000	148,581

		1,944,085

Total Energy		1,944,085

Financial - 1.17%

Banks - 1.17%
Bank of Montreal,
0.690%, Due 3/10/2023, (SOFR + 0.680%)F	1,610,000	1,624,786
3.300%, Due 2/5/2024, Series E	295,000	317,272
Bank of Nova Scotia, 0.560%, Due 9/15/2023, (SOFR + 0.550%)F	1,795,000	1,803,774
Barclays Bank PLC, 1.700%, Due 5/12/2022	200,000	202,717
Canadian Imperial Bank of Commerce, 0.810%, Due 3/17/2023, (SOFR + 0.800%)F	1,335,000	1,346,561
Deutsche Bank AG, 2.129%, Due 11/24/2026, (SOFR + 1.870%)F	305,000	308,809
Mitsubishi UFJ Financial Group, Inc., 2.193%, Due 2/25/2025	180,000	186,876
Royal Bank of Canada, 2.250%, Due 11/1/2024	295,000	309,636
Santander UK PLC, 2.100%, Due 1/13/2023	200,000	205,764
Toronto-Dominion Bank, 3.250%, Due 3/11/2024	440,000	473,237

		6,779,432

Total Financial		6,779,432

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 1.91% (continued)

Utilities - 0.13%

Electric - 0.13%
AES Panama Generation Holdings SRL, 4.375%, Due 5/31/2030C	$700,000	$726,390

Total Foreign Corporate Obligations (Cost $11,019,474)		11,044,159

FOREIGN SOVEREIGN OBLIGATIONS - 0.04%
Mexico Government International Bond, 4.600%, Due 1/23/2046	160,000	164,934
Panama Government International Bond, 3.160%, Due 1/23/2030	95,000	99,275

Total Foreign Sovereign Obligations (Cost $267,597)		264,209

ASSET-BACKED OBLIGATIONS - 0.45%
AmeriCredit Automobile Receivables Trust, 0.370%, Due 8/18/2025, 2021 1 A3	215,000	215,053
CNH Equipment Trust,
1.160%, Due 6/16/2025, 2020 A A3	220,000	222,011
0.400%, Due 12/15/2025, 2021 A A3	240,000	239,504
GM Financial Consumer Automobile Receivables Trust,
1.840%, Due 9/16/2024, 2020 1 A3	245,000	248,500
1.490%, Due 12/16/2024, 2020 2 A3	90,000	91,275
PSNH Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	118,301	122,855
Towd Point Mortgage Trust, 3.875%, Due 5/25/2058, 2018 3 A2C G	275,000	296,811
Toyota Auto Loan Extended Note Trust, 1.350%, Due 5/25/2033, 2020 1A AC	285,000	290,252
Toyota Auto Receivables Owner Trust, 1.360%, Due 8/15/2024, 2020 B A3	275,000	278,794
Verizon Owner Trust, 1.850%, Due 7/22/2024, 2020 A A1A	575,000	586,202

Total Asset-Backed Obligations (Cost $2,530,684)		2,591,257

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.25%
Angel Oak Mortgage Trust,
3.628%, Due 3/25/2049, 2019 2 A1C G	233,213	238,044
2.620%, Due 11/25/2059, 2019 6 A1C G	486,940	495,548
Freddie Mac REMIC Trust, 3.000%, Due 1/15/2047, 4881 PB	25,605	25,835
Residential Mortgage Loan Trust, 2.633%, Due 9/25/2059, 2019 3 A1C G	654,615	665,252

Total Collateralized Mortgage Obligations (Cost $1,382,452)		1,424,679

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.16%
Cold Storage Trust, 1.015%, Due 11/15/2037, 2020-ICE5 A, (1-mo. USD LIBOR + 0.900%)C F	265,407	266,592
Credit Suisse Mortgage Capital Certificates, 1.095%, Due 5/15/2036, 2019 ICE4 A, (1-mo. USD LIBOR + 0.980%)C F	575,000	576,217
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013 C12 ASB	106,066	107,586

Total Commercial Mortgage-Backed Obligations (Cost $925,646)		950,395

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.84%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	113,957	123,435
3.000%, Due 11/1/2032	140,370	149,402
2.500%, Due 6/1/2035	282,287	294,866
2.000%, Due 11/1/2035	290,649	300,292
1.500%, Due 3/1/2036	399,633	404,615
2.000%, Due 3/1/2036	804,638	831,294
2.000%, Due 10/1/2040	370,394	378,165
2.000%, Due 1/1/2041	655,220	668,968
3.000%, Due 4/1/2047	444,446	474,420
3.500%, Due 1/1/2048	317,903	342,448
4.000%, Due 4/1/2048	261,685	283,501
3.000%, Due 8/1/2048	347,623	369,095
3.000%, Due 11/1/2049	577,384	608,069
4.000%, Due 11/1/2049	187,927	201,820
2.500%, Due 6/1/2050	414,272	430,112
2.500%, Due 7/1/2050	430,251	447,301

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.84% (continued)
Federal National Mortgage Association,
3.500%, Due 1/1/2028G	$50,220	$54,338
4.500%, Due 4/1/2034	103,957	114,953
3.000%, Due 10/1/2034	314,466	333,048
2.000%, Due 11/1/2035G	632,947	657,064
2.000%, Due 12/1/2035G	244,392	252,922
2.000%, Due 1/1/2036G	385,706	398,493
2.500%, Due 4/1/2036	452,581	474,954
2.000%, Due 5/1/2036	130,000	134,330
3.500%, Due 6/1/2037	169,278	184,384
5.500%, Due 6/1/2038	17,453	20,366
5.000%, Due 5/1/2040	105,647	121,565
5.000%, Due 6/1/2040	80,967	92,440
2.000%, Due 5/1/2041	665,000	674,838
5.000%, Due 3/1/2042G	55,197	63,755
3.500%, Due 7/1/2043	104,335	113,975
4.000%, Due 11/1/2044G	70,928	78,190
4.000%, Due 7/1/2045	511,404	564,803
3.500%, Due 8/1/2045	62,631	67,709
3.500%, Due 5/1/2046	167,314	179,734
3.000%, Due 6/1/2046	368,367	391,126
4.000%, Due 7/1/2046	164,011	180,891
3.000%, Due 10/1/2046	280,032	296,035
3.000%, Due 11/1/2046	356,566	378,384
3.500%, Due 11/1/2046	491,140	531,242
3.000%, Due 12/1/2046G	254,241	269,983
3.500%, Due 3/1/2047	57,876	62,528
4.500%, Due 7/1/2047	45,346	49,724
4.500%, Due 8/1/2047	140,059	153,821
3.500%, Due 9/1/2047	139,691	151,178
4.000%, Due 3/1/2048	256,135	275,811
4.500%, Due 7/1/2048G	157,913	172,929
4.500%, Due 7/1/2048	116,793	127,503
4.500%, Due 3/1/2049	358,138	390,996
3.000%, Due 9/1/2049	213,432	225,494
4.000%, Due 10/1/2049G	351,208	377,572
4.500%, Due 10/1/2049	309,688	337,835
4.000%, Due 11/1/2049	507,402	551,806
2.500%, Due 6/1/2050	563,555	585,098
2.500%, Due 7/1/2050	699,678	726,317
2.500%, Due 8/1/2050	557,277	578,585
3.000%, Due 8/1/2050	347,643	369,800
2.500%, Due 9/1/2050	369,606	384,646
2.500%, Due 10/1/2050G	178,776	185,658
3.000%, Due 10/1/2050G	714,674	757,442
3.000%, Due 11/1/2050G	1,066,568	1,127,260
2.500%, Due 2/1/2051G	1,142,047	1,188,510
2.000%, Due 3/1/2051G	1,661,446	1,684,118
2.000%, Due 4/1/2051G	685,000	695,997
Government National Mortgage Association,
5.000%, Due 10/15/2039	69,060	80,411
3.500%, Due 9/15/2041	174,546	188,737
3.500%, Due 8/20/2047	75,950	81,271
3.500%, Due 10/20/2047	91,394	98,105
4.000%, Due 12/20/2047	180,487	194,905
4.000%, Due 1/20/2048	170,964	184,621
4.000%, Due 1/20/2050	414,576	444,213
5.000%, Due 1/20/2050	333,217	364,714
4.500%, Due 2/20/2050	230,692	250,078

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.84% (continued)
5.000%, Due 2/20/2050	$109,306	$120,074
2.500%, Due 9/20/2050	710,754	738,815
3.000%, Due 10/20/2050	1,130,201	1,184,928

Total U.S. Agency Mortgage-Backed Obligations (Cost $27,584,994)		28,028,825

U.S. TREASURY OBLIGATIONS - 5.35%
U.S. Treasury Notes/Bonds,
2.375%, Due 8/15/2024	8,045,000	8,560,383
1.250%, Due 8/31/2024	1,645,000	1,689,595
1.125%, Due 2/28/2025	6,190,000	6,321,779
1.500%, Due 1/31/2027	5,570,000	5,712,078
1.500%, Due 2/15/2030	5,590,000	5,569,693
1.375%, Due 8/15/2050	3,840,000	3,073,800

Total U.S. Treasury Obligations (Cost $31,449,690)		30,927,328

	Shares

SHORT-TERM INVESTMENTS - 13.70%

Investment Companies - 1.97%
American Beacon U.S. Government Money Market Select Fund, 0.01%H I	11,393,410	11,393,410

	Principal Amount

U.S. Treasury Obligations - 11.73%
U.S. Treasury Notes/Bonds,
0.240%, Due 7/31/2021, (3-mo. Treasury money market yield + 0.220%)F	$10,735,000	10,740,679
0.320%, Due 10/31/2021, (3-mo. Treasury money market yield + 0.300%)F	10,370,000	10,385,431
0.134%, Due 4/30/2022, (3-mo. Treasury money market yield + 0.114%)F	7,430,000	7,437,470
0.075%, Due 7/31/2022, (3-mo. Treasury money market yield + 0.055%)F	6,800,000	6,803,255
0.075%, Due 10/31/2022, (3-mo. Treasury money market yield + 0.055%)F	15,260,000	15,267,645
0.069%, Due 1/31/2023, (3-mo. Treasury money market yield + 0.049%)F	17,205,000	17,211,652

Total U.S. Treasury Obligations		67,846,132

Total Short-Term Investments (Cost $79,209,957)		79,239,542

	Shares

SECURITIES LENDING COLLATERAL - 0.75% (Cost $4,369,660)

Investment Companies - 0.75%
American Beacon U.S. Government Money Market Select Fund, 0.01%H I	4,369,660	4,369,660

TOTAL INVESTMENTS - 100.86% (Cost $472,021,883)		583,539,970
LIABILITIES, NET OF OTHER ASSETS - (0.86%)		(5,004,298)

TOTAL NET ASSETS - 100.00%		$578,535,672

Percentages are stated as a percent of net assets.

A Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $93,440,024 or 16.15% of net assets.

B Non-income producing security.

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $16,750,704 or 2.90% of net assets. The Fund has no right to demand registration of these securities.

D All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2021 (Note 9).

E A type of Preferred Stock that has no maturity date.

F Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2021.

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

G Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

H The Fund is affiliated by having the same investment advisor.

I 7-day yield.

ADR - American Depositary Receipt.

DAC - Designated Activity Company.

GDR - Global Depositary Receipt.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PCL - Public Company Limited (Thailand).

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REMIC - Real Estate Mortgage Investment Conduit.

SOFR - Secured Overnight Financing Rate.

SRL - Società a responsabilità limitata.

USD - United States Dollar.

Long Futures Contracts Open on April 30, 2021:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index Futures	9	June 2021	$1,013,491	$1,015,785	$2,294
MSCI Emerging Markets Index Futures	9	June 2021	600,710	601,470	760
S&P 500 E-Mini Index Futures	12	June 2021	2,454,660	2,504,640	49,980

			$4,068,861	$4,121,895	$53,034

Index Abbreviations:
MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2021, the investments were classified as described below:

Diversified Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$287,128,430	$91,749,164	$-	$378,877,594
Preferred Stocks	-	1,690,860	-	1,690,860
Corporate Obligations	-	44,131,462	-	44,131,462
Foreign Corporate Obligations	-	11,044,159	-	11,044,159
Foreign Sovereign Obligations	-	264,209	-	264,209
Asset-Backed Obligations	-	2,591,257	-	2,591,257
Collateralized Mortgage Obligations	-	1,424,679	-	1,424,679
Commercial Mortgage-Backed Obligations	-	950,395	-	950,395
U.S. Agency Mortgage-Backed Obligations	-	28,028,825	-	28,028,825
U.S. Treasury Obligations	-	30,927,328	-	30,927,328
Short-Term Investments	11,393,410	67,846,132	-	79,239,542
Securities Lending Collateral	4,369,660	-	-	4,369,660

Total Investments in Securities - Assets	$302,891,500	$280,648,470	$-	$583,539,970

Financial Derivative Instruments - Assets
Futures Contracts	$53,034	$-	$-	$53,034

Total Financial Derivative Instruments - Assets	$53,034	$-	$-	$53,034

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Diversified FundSM

Statement of Assets and Liabilities

April 30, 2021 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†§	$567,776,900
Investments in affiliated securities, at fair value‡	15,763,070
Foreign currency, at fair value^	15,347
Cash	12,843
Cash collateral held at broker for futures contracts	254,000
Dividends and interest receivable	1,044,960
Receivable for investments sold	4,331,580
Receivable for tax reclaims	280,095
Receivable for variation margin on open futures contracts (Note 5)	53,081
Prepaid expenses	18,664

Total assets	589,550,540

Liabilities:
Payable for investments purchased	5,835,615
Cash due to broker for futures contracts	93,523
Management and sub-advisory fees payable (Note 2)	460,702
Transfer agent fees payable (Note 2)	3,103
Payable upon return of securities loaned (Note 9)§	4,369,660
Custody and fund accounting fees payable	115,809
Professional fees payable	125,325
Trustee fees payable (Note 2)	1,555
Payable for prospectus and shareholder reports	6,132
Other liabilities	3,444

Total liabilities	11,014,868

Net assets	$578,535,672

Analysis of net assets:
Paid-in-capital	$444,722,356
Total distributable earnings (deficits)A	133,813,316

Net assets	$578,535,672

Shares outstanding at no par value (unlimited shares authorized)	45,470,035
Net assets	$578,535,672
Net asset value, offering and redemption price per share	$12.72

† Cost of investments in unaffiliated securities	$456,258,813
‡ Cost of investments in affiliated securities	$15,763,070
§ Fair value of securities on loan	$8,255,404
^ Cost of foreign currency	$15,334

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon Diversified FundSM

Statement of Operations

For the period ended April 30, 2021 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$3,429,440
Dividend income from affiliated securities (Note 2)	557
Interest income (net of foreign taxes)†	1,395,945
Income derived from securities lending (Note 9)	33,921

Total investment income	4,859,863

Expenses:
Management and sub-advisory fees (Note 2)	910,265
Transfer agent fees	8,042
Custody and fund accounting fees	48,283
Professional fees	102,847
Registration fees and expenses	60
Prospectus and shareholder report expenses	13,863
Trustee fees (Note 2)	9,620
Loan expense (Note 10)	1,386
Other expenses	19,629

Total expenses	1,113,995

Net investment income	3,745,868

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	22,608,816
Foreign currency transactions	(22,115)
Futures contracts	1,217,809
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	91,081,821
Foreign currency transactions	4,534
Futures contracts	381,244

Net gain from investments	115,272,109

Net increase in net assets resulting from operations	$119,017,977

† Foreign taxes	$116,830

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon Diversified FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$3,745,868	$9,117,389
Net realized gain from investments in unaffiliated securities, foreign currency transactions and futures contracts	23,804,510	8,393,629
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions and futures contracts	91,467,599	(13,791,959)

Net increase in net assets resulting from operations	119,017,977	3,719,059

Distributions to shareholders:
Total retained earnings	(18,943,218)	(21,708,541)

Net distributions to shareholders	(18,943,218)	(21,708,541)

Capital share transactions (Note 11):
Proceeds from sales of shares	1,103,851	9,806,054
Reinvestment of dividends and distributions	18,943,218	21,708,541
Cost of shares redeemed	(28,272,605)	(66,670,823)

Net (decrease) in net assets from capital share transactions	(8,225,536)	(35,156,228)

Net increase (decrease) in net assets	91,849,223	(53,145,710)

Net assets:
Beginning of period	486,686,449	539,832,159

End of period	$578,535,672	$486,686,449

See accompanying notes

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Institutional Funds Trust (the “Trust”) is organized as a Delaware statutory trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2021, the Trust consists of one active series presented in this filing: American Beacon Diversified Fund (the “Fund”). The Fund is not registered under the Securities Act of 1933 and is not available for sale to the public.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how the Fund will use derivatives, may adversely affect the Fund’s performance and may increase costs related to the Fund’s use of derivatives.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Fund’s Statement of Operations.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized fee of 0.10% based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily.

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Aristotle Capital Management LLC; Barrow, Hanley, Mewhinney & Strauss, LLC; Brandywine Global Investment Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management, LLC; and WCM Investment Management, LLC (“Sub-Advisors”) pursuant to which the Fund has agreed to pay annualized sub-advisory fees that are calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2021 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.10%	$277,634
Sub-Advisor Fees	0.23%	632,631

Total	0.33%	$910,265

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statement of Operations. During the period ended April 30, 2021, the Manager received securities lending fees of $3,576 for the securities lending activities of the Fund.

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with an April 30, 2021 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2021 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2021 Fair Value
U.S. Government Money Market Select Fund	Direct	Diversified	$11,393,410	$-	$-	$557	$11,393,410
U.S. Government Money Market Select Fund	Securities Lending	Diversified	4,369,660	-	-	-	4,369,660

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2021, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Diversified	$6,962	$672	$7,634

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2021, the Fund did not utilize the credit facility.

Concentration of Ownership

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Fund’s outstanding shares could have a material impact on the Fund. As of April 30, 2021, based on management’s evaluation of the shareholder account base, 3 accounts have been identified as representing an unaffiliated significant ownership of approximately 90% of the Fund’s outstanding shares.

Trustee Fees and Expenses

Effective January 1, 2021, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4.  Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

American Depositary Receipts, Global Depositary Receipts, and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Global Depositary Receipts (“GDRs”) are in bearer form and traded in both the U.S. and European securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Asset-Backed Securities

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement).

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Fund is permitted to invest in ABS, subject to the Fund’s rating and quality requirements.

The value of an ABS is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of ABS are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the ABS’s par value. Value is also affected if any credit enhancement has been exhausted.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Fixed-Income Investments

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage-backed securities (“MBS”) and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Debt Securities

The Fund may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Fund’s investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Fund may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Investment Company Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

Restricted securities outstanding during the period ended April 30, 2021 are disclosed in the Notes to the Schedule of Investments.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in it’s Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Preferred Stock

A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock generally has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed or variable rate, in some circumstances it can be changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Privately Issued Mortgage-Backed Securities

Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Variable or Floating Rate Obligations

The coupon on certain fixed-income securities in which the Fund may invest is not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money market index, LIBOR or a Treasury bill rate. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

During the period ended April 30, 2021, the Fund entered into forward foreign currency contracts primarily for hedging foreign currency fluctuations.

The Fund’s forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each quarter end.

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended April 30, 2021
Fund	Purchased Contracts	Sold Contracts
Diversified	$7,362	$–

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended April 30, 2021, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2021
Diversified	60

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2021:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$53,034	$53,034

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2021:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$1,217,809	$1,217,809

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$381,244	$381,244

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Master Agreements

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2021.

Offsetting of Financial and Derivative Assets as of April 30, 2021:
	Assets	Liabilities
Futures Contracts(1)	$53,034	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$53,034	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(53,034)	$-

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$4,369,660	$-	$-	$-	$4,369,660

Total Borrowings	$4,369,660	$-	$-	$-	$4,369,660

Gross amount of recognized liabilities for securities lending transactions					$4,369,660

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

6.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, prepayment risk and extension risk. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS and ABS securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Because prepayments increase when interest rates fall, the prices of MBS and ABS do not increase as much as other fixed income securities when interest rates fall. When interest rates rise, borrowers are less likely to prepay their mortgage and other loans. A decreased rate of prepayments lengthens the expected maturity of MBS and ABS. Therefore, the prices of MBS and ABS may decrease more than prices of other fixed-income securities when interest rates rise. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. Rising interest rates also may increase the risk of default by borrowers. As a result, in a period of rising interest rates, a Fund that holds these types of securities, may experience additional volatility and losses. A decline in the credit quality of and defaults by the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to a Fund. In addition, certain asset-backed and mortgage related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

Counterparty Risk

The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund. As a result the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisors require accurate

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. The Fund may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio.

Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since the Fund can invest significantly in lower quality debt securities considered speculative in nature, this risk will be substantial. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance.

Currency Risk

The Fund may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Fund may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Fund may choose to not hedge its currency risks.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act, including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Fund believes is its fair market value. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

The Fund is subject to the risk that the market value of fixed-income securities or derivatives it holds will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed income securities, will move in the opposite direction to movements in interest rates. As of the date of this Annual Report, interest rates are historically low. In the future, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates. The prices of fixed income securities and derivatives are also affected by their maturities. Fixed-income securities and derivatives with longer maturities generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of three years, a 1% increase in interest rates could be expected to result in a 3% decrease in the value of the bond, whereas if a bond has a duration of one year, a 1% increase in interest rates could be expected to result in a 1% decline in value. An increase in interest rates can impact markets broadly as well. Some investors buy securities and derivatives with borrowed money; an increase in interest rates can cause a decline in those markets. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund would generate a negative return on that investment.

LIBOR Risk

These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. LIBOR is produced daily by averaging the rates reported by a number of banks and may be a significant factor in determining a Fund’s payment obligations under a derivative instrument, the cost of financing to a Fund, or an investment’s value or return to a Fund, and may be used in other ways that affect a Fund’s performance. Arrangements are underway to phrase out the use of LIBOR. These arrangements and any additional regulatory or market changes may have an adverse impact on a Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR.

Liquidity Risk

The Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

prices, or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund. For example, liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Unexpected redemptions may force the Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods. Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Market Timing Risk

Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Fund may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Fund price its shares. In such instances, the Fund may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

differentials that may be reflected in the NAV of the Fund’s shares. While the Manager monitors trading in the Fund, there is no guarantee that it can detect all market timing activities.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are influenced by the factors affecting the mortgages underlying the securities or the housing market. Investments in mortgage-backed and mortgage-related securities also are subject to market risks for fixed income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment risk, extension risk, callable securities risk, and valuation risk. A decline in the credit quality of the issuers of mortgage-backed and mortgage-related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These securities are also subject to the risk of default on the underlying mortgages, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in allocating the Fund’s assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Fund independently from another sub-advisor, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Fund’s holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Fund. Because each sub-advisor directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other sub-advisors, the Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Fund’s assets among the Fund’s sub-advisors in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of asset-backed securities, more quickly than expected, causing the

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

issuer of the security to repay the principal prior to the security’s expected maturity date. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only the prices but can also change the income flows and repayment assumptions about those investments. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, increase the risk of default and delayed payment, heighten interest rate risk and increase the potential for a decline in its price. In addition, as a consequence of a decrease in prepayments, the amount of principal available to the Fund for investment would be reduced.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions and closed borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event changes, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the COVID-19 pandemic may last for an extended period of time and may result in a sustained economic downturn or recession. The U.S. Federal Reserve and the U.S. federal government have taken numerous measures to address the economic impact of the COVID-19 pandemic and stimulate the U.S. economy. The ultimate effects of these and other efforts that may be taken may not be known for some time.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through short-term money markets and has signaled that it plans to maintain its interventions at an elevated level. Amid these ongoing efforts, concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown. The U.S. government has reduced the federal corporate income tax rate, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. A rise in protectionist trade policies, slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on January 31, 2020, commonly referred to as “Brexit,” and a trade agreement between the United Kingdom and the European Union, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Redemption Risk

The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund, have short investment horizons,

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt the Fund’s performance. This risk is heightened if the Fund invests in emerging market securities, which are generally less liquid than the securities of U.S. and other developed markets. The sale of assets to meet redemption requests may create net capital gains or losses, which could cause the Fund to have to distribute substantial capital gains.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent indemnifies the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income”.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to the Fund. Investments in government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘Ginnie Mae’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Fund held securities of such issuers, it might not be able to recover its investment from the U.S. Government. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

Valuation Risk

This is the risk that the Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, the Fund may value these

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before the Fund determines its NAV. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

Variable and Floating Rate Securities Risk

The coupons on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

7.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2020 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2021, the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Diversified	$475,819,718	$112,243,420	$(4,514,029)	$107,729,391

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2020, the Fund did not have any capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2021 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Diversified	$74,471,141	$70,319,789	$142,423,849	$13,308,501

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2021 were as follows:

Fund	Type of Transaction	October 31, 2020 Shares/Fair Value	Purchases	Sales	April 30, 2021 Shares/Fair Value
Diversified	Direct	$15,431,422	$125,344,020	$129,382,032	$11,393,410
Diversified	Securities Lending	709,793	12,250,916	8,591,049	4,369,660

9.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2021, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Diversified	$8,255,404	$4,369,660	$4,218,995	$8,588,655

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10.  Borrowing Arrangements

Effective November 12, 2020 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $150 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 11, 2021, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (”OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 11, 2021 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2021, the Fund did not utilize this facility.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

11.  Capital Share Transactions

The table below summarizes the activity in capital shares for the Fund:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Diversified Fund	Shares	Amount	Shares	Amount
Shares sold	90,689	$1,103,851	918,928	$9,806,054
Reinvestment of dividends	1,650,106	18,943,218	2,000,787	21,708,541
Shares redeemed	(2,351,614)	(28,272,605)	(6,465,578)	(66,670,823)

Net (decrease) in shares outstanding	(610,819)	$(8,225,536)	(3,545,863)	$(35,156,228)

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

American Beacon Diversified FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Six Months Ended April 30, 2021		Year Ended October 31,			March 24, 2017B to October 31, 2017

			2020A	2019	2018

	(unaudited)
Net asset value, beginning of period	$10.56		$10.88	$10.49	$10.90	$10.00

Income (loss) from investment operations:
Net investment income	0.08		0.20	0.28	0.24	0.12
Net gains (losses) on investments (both realized and unrealized)	2.50		(0.08)	0.74	(0.40)	0.78

Total income (loss) from investment operations	2.58		0.12	1.02	(0.16)	0.90

Less distributions:
Dividends from net investment income	(0.19)		(0.28)	(0.25)	(0.16)	-
Distributions from net realized gains	(0.23)		(0.16)	(0.38)	(0.09)	-

Total distributions	(0.42)		(0.44)	(0.63)	(0.25)	-

Net asset value, end of period	$12.72		$10.56	$10.88	$10.49	$10.90

Total returnC	24.84	%D	1.04%	10.77%	(1.56)%	9.00	%D

Ratios and supplemental data:
Net assets, end of period	$578,535,672		$486,686,449	$539,832,159	$562,834,660	$612,317,709
Ratios to average net assets:
Expenses, before reimbursements	0.41	%E	0.40%	0.37%	0.35%	0.53	%E
Expenses, net of reimbursements	0.41	%E	0.40%	0.37%	0.35%	0.53	%E
Net investment income, before expense reimbursements	1.37	%E	1.82%	2.50%	2.11%	1.86	%E
Net investment income, net of reimbursements	1.37	%E	1.82%	2.50%	2.11%	1.86	%E
Portfolio turnover rate	27	%D	74%	76%	29%	34	%F

A	On March 9, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On March 10, 2020, WCM Investment Management LLC began managing assets of the Fund.
B	Commencement of operations.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from March 24, 2017 through October 31, 2017 and is not annualized.

See accompanying notes

Disclosure Regarding Approval of Management and Investment Advisory Agreements (Unaudited)

Approval of Investment Advisory Agreement

At its June 3-4, 2020 meetings, the Board of Trustees (the “Board”) of American Beacon Institutional Funds Trust (the “Trust”) considered the approval of a new investment advisory agreement among American Beacon Advisors, Inc. (“Manager”), Brandywine Global Investment Management, LLC (“Brandywine”), and the Trust, on behalf of the American Beacon Diversified Fund (the “Fund”) (“New Agreement”). The Board was advised that Brandywine was expected to undergo a change of control in the third quarter of 2020, and that the change in control would result in an assignment and the automatic termination of the existing Investment Advisory Agreement among the Manager, Brandywine and the Trust, on behalf of the Fund (“Existing Agreement”).

Prior to the June 3-4, 2020 meetings, information was provided to the Board by Brandywine and the Manager regarding the change of control and the New Agreement. In addition, information was provided to the Board by Brandywine and the Manager prior to the Board’s May 14, 2020 and June 3-4, 2020 meetings in connection with the Board’s annual renewal of the Existing Agreement. In connection with its evaluation of the New Agreement, the Board considered, among other matters, that (1) the New Agreement would contain the same terms and conditions as the Existing Agreements, (2) the services to be provided by Brandywine to the Fund and the fee rates to be paid by the Fund to Brandywine would remain unchanged, and (3) the individuals who currently provide portfolio management services to the Funds would remain the same after the change of control. In addition, the Board considered certain information provided by Brandywine and the Manager in connection with the renewal of the Existing Agreement, in determining whether to approve the New Agreement.

Based on the foregoing considerations, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager or Brandywine, as that term is defined in the Investment Company Act of 1940, as amended, concluded that the approval of the New Agreement was in the best interests of the Fund and approved the New Agreement.

Approval of Amendment to Investment Advisory Agreement

At their August 17-18, 2020 meetings, the Board of Trustees (the “Board”) of American Beacon Institutional Funds Trust (the “Trust”) considered the approval of an amendment to an existing investment advisory agreement (the “Agreement”) on behalf of the American Beacon Diversified Fund (the “Fund”) to reflect a reduction in the fee rate payable to Lazard Asset Management LLC (“Lazard”), which is one of the Fund’s investment advisers. In particular, the Board considered an amendment to the Agreement among American Beacon Advisors, Inc. (the “Manager”), Lazard and the Trust, on behalf of the Fund (the “Amendment”).

The Board determined that it did not need to consider certain factors that it typically considers during its review of investment advisory agreements because the Board had reviewed, among other matters, the nature, extent and quality of services being provided to the Fund by Lazard at the Board’s May 14, 2020 and June 3-4, 2020 meetings in connection with its annual renewal of the Agreement. Additionally, the Board considered that, other than reducing the sub-advisory fee rate included in the Agreement, the Amendment would not result in any other changes to the information considered by the Board during its annual review meetings on May 14, 2020 and June 3-4, 2020, including the nature, extent and quality of services provided to the Fund and the personnel providing day-to-day services for the Fund.

Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager, or Lazard, as that term is defined in the Investment Company Act of 1940, as amended, concluded that the proposed investment advisory fee rate is fair and reasonable and the approval of the Amendment is in the best interests of the Fund, and approved the Amendment.

Disclosure Regarding Approval of the Management and Investment Advisory Agreements (Unaudited)

Approval of Change in Control of Investment Advisory Agreement

At its November 10-11, 2020 meetings, the Board of Trustees (“Board”) considered the approval of a new investment advisory agreement among American Beacon Advisors, Inc. (“Manager”), Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow”), and American Beacon Institutional Funds Trust (“Trust”), on behalf of the American Beacon Diversified Fund (the “Fund”) (“New Agreement”). The Board was advised that Barrow was expected to undergo a change of control later in the fourth quarter of 2020, and that the change in control would result in an assignment and the automatic termination of the existing Investment Advisory Agreement among the Manager, Barrow and the Trust, on behalf of the Fund (“Existing Agreement”).

Prior to the November 10-11, 2020 meetings, information was provided to the Board by Barrow and the Manager regarding the change of control and the New Agreement. In connection with its evaluation of the New Agreement, the Board considered, among other matters, that (1) the New Agreement would contain the same substantive terms and conditions as the Existing Agreement, (2) the services to be provided by Barrow to the Fund and the fee rates to be paid by the Fund to Barrow would remain unchanged, and (3) the individuals who currently provide portfolio management services to the Fund would remain the same after the change of control. In addition, the Board considered certain information provided by Barrow and the Manager in connection with the renewal of the Existing Agreement, in determining whether to approve the New Agreement.

Based on the foregoing considerations, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager or Barrow, as that term is defined in the Investment Company Act of 1940, as amended, concluded that the approval of the New Agreement was in the best interests of the Fund and approved the New Agreement.

     Disclosure Regarding Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. The Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, which is the risk that the Fund could not meet requests to redeem its shares without significant dilution of the remaining shareholders’ interests in the Fund. Pursuant to Rule 22e-4, the Program includes the following elements:

•	Assessment, management, and periodic review of liquidity risk;

•	Classification of each of the Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;

•	Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;

•

Policies and procedures to respond to a shortfall in the highly liquid investment minimum, including associated reports to the Fund’s Board of Trustees (the “Board”) and the Securities and Exchange Commission (“SEC”);

•	A prohibition against a Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments that are assets;

•	Reporting of breaches of the illiquid investment prohibition to the Board and the SEC; and

•	Policies and procedures regarding how and when a Fund will satisfy redemption requests by distributing portfolio securities or other assets.

The Manager’s Liquidity Committee administers the Program and has provided quarterly reports to the Board regarding the Fund’s liquidity risk. In addition, at the Board’s March 3-4, 2021 meetings, the Board reviewed the Liquidity Committee’s written report (“Report”) that addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation from January 1, 2020 through December 31, 2020 (the “review period”).

Key conclusions that the Liquidity Committee included in the Report are listed below:

•	The Program is reasonably designed to assess and manage the Fund’s liquidity risk.

•	The operation of the Program was adequate during the review period.

•	There were no material changes to the Program during the review period.

•	The Fund included in this shareholder report was deemed to primarily hold assets that are highly liquid, and no highly liquid investment minimum was recommended.

•	The Program was effectively implemented by the Liquidity Committee during the review period.

•	Administration of the Program by the Liquidity Committee continues to be appropriate.

Delivery of Documents

To obtain more information about the Fund:

By E-mail:
american_beacon.funds@ambeacon.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Institutional Funds Trust or American Beacon Diversified Fund P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, which is available free of charge by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas

This report is prepared for shareholders of the American Beacon Diversified Fund and may be distributed to others only if preceded or accompanied by a current Private Placement Memorandum.

American Beacon Institutional Funds Trust and American Beacon Diversified Fund are service marks of American Beacon Advisors, Inc.

SAR 04/21

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 DFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(2) Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Institutional Funds Trust

By /s/ Gene L. Needles, Jr.

Gene L. Needles, Jr.
President
American Beacon Institutional Funds Trust

Date: July 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gene L. Needles, Jr.	By /s/ Sonia L. Bates

Gene L. Needles, Jr.	Sonia L. Bates
President	Treasurer
American Beacon Institutional Funds Trust	American Beacon Institutional Funds Trust
Date: July 7, 2021	Date: July 7, 2021